Financial Risk and Insurance Management (Tables)	6 Months Ended
Jun. 30, 2025
Financial Risk Management [Abstract]
Summary of Actual Amount of the Cost of Service
The table below shows the actual amount of the cost of service in the Oncosalud Peru segment, and the general healthcare plan called “Auna salud” as of June 30, 2025 and as of June 30, 2024 only includes the Oncosalud Peru segment. It also shows a sensitivity analysis for the most relevant variables affecting this cost: the frequency (number of patients/numbers of plan members) and the average cost per patient.

In thousands of soles		Frequency	Frequency	Average cost per patient	Average cost per patient	Combined	Combined

2025

Change %		+5%	+10%	+5%	+10%	+5%	+10%

Cost of segment Oncosalud Peru	300,050	315,053	330,055	315,053	330,055	330,806	363,061

Frequency	3.31%	3.47%	3.64%	3.31%	3.31%	3.47%	3.64%

Average cost per patient	6.54	6.54	6.54	6.86	7.19	6.86	7.19

#plan members	1,388,579	1,388,579	1,388,579	1,388,579	1,388,579	1,388,579	1,388,579

2024

Change %		+5%	+10%	+5%	+10%	+5%	+10%

Cost of segment Oncosalud Peru	293,929	308,625	323,322	308,625	323,322	324,057	355,654

Frequency	3.53%	3.70%	3.88%	3.53%	3.53%	3.70%	3.88%

Average cost per patient	6.59	6.59	6.59	6.92	7.25	6.92	7.25

#plan members	1,263,495	1,263,495	1,263,495	1,263,495	1,263,495	1,263,495	1,263,495

Summary of Profit Loss Changes in Relevant Variable
As of June 30, 2025 and 2024, a reasonably possible changes in the most relevant variable in 5% and 10% could affect profit or loss by amounts shown below:

In thousands of soles	Fluctuations in variables (%)	2025	2024
		Loss for the period	Loss for the period

Frequency	5	(15,003)	(14,696)

Frequency	10	(30,005)	(29,393)

Average cost per patient	5	(15,003)	(14,696)

Average cost per patient	10	(30,005)	(29,393)

Combined	5	(30,755)	(30,128)

Combined	10	(63,011)	(61,725)

Summary of Assets and Liabilities of Exchange Risk
As of June 30, 2025 and 2024 the Group has the following assets and liabilities stated in U.S. dollars, COP and MXN:

	$		$		$		$		$		$

	2025						2024

In thousands of	US$		COP		MXN		US$		COP		MXN

Assets:

Cash and cash equivalents		1,834		43,651,320		92,426		12,060		26,530,345		76,996

Trade accounts receivable		2,984		745,142,852		573,474		2,039		674,601,562		623,698

Other assets		2,358		92,620,574		166,473		1,617		59,404,549		71,770

Derivative financial instruments		12,536		-		-		17,368		-		-

		19,712		881,414,746		832,373		33,084		760,536,456		772,464

Liabilities :

Loans and borrowings		(539,986)		(274,416,205)		(6,036,393)		(468,598)		(781,412,044)		(6,871,793)

Lease liabilities		(27,051)		(46,132,362)		-		(17,395)		(51,186,962)		-

Trade accounts payable		(15,719)		(501,245,194)		(641,540)		(16,974)		(466,373,079)		(479,904)

Other accounts payable		(6,581)		(68,363,798)		(471,567)		(24,335)		(257,478,560)		(483,463)

Derivative financial instruments		(1,905)		-		(323,473)		(10,985)		-		-

		(591,242)		(890,157,559)		(7,472,973)		(538,287)		(1,556,450,645)		(7,835,160)

(Liability) asset position, net		(571,530)		(8,742,813)		(6,640,600)		(505,203)		(795,914,189)		(7,062,696)

Summary of Translate the Balances of Assets and Liabilities
As of June 30, the exchange rate used by the Group to translate the balances of assets and liabilities into foreign currency has been published by the Peruvian Banking, Insurance and Pension Plan Agency (SBS), as follows:

	$		$

In soles	June 30, 2025		June 30, 2024
US$ 1 - Exchange rate - Buy (assets)		3.534		3.827

US$ 1 - Exchange rate - Sale (liabilities)		3.549		3.837

COP 1 - Exchange rate		0.000868		0.000923

MXN 1 - Exchange rate		0.188601		0.209188

Summary of Financial Instruments Denominated in Foreign Currency
As of June 30, 2025 and 2024, a reasonably possible strengthening (weakening) of the U.S. dollar against the Peruvian Sol, COP and MXN would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by amounts shown below:

		June 30, 2025		June 30, 2024
In thousands of soles	Fluctuations in exchange rates (%)	Profit or loss for the nine-month period	Other comprehensive income	Profit or loss for the nine-month period	Other comprehensive income
Weakening	5	103,310	(1,878)	98,156	(3,191)
Weakening	10	206,620	(3,757)	196,311	(6,382)
Strengthening	5	(103,310)	1,878	(98,156)	3,191
Strengthening	10	(206,620)	3,757	(196,311)	6,382

Summary of Financial Liabilities Classified Per Maturity Based on Contractual Period
The following table analyzes the Group’s financial liabilities classified per maturity based on the remaining contractual period as of the date of the condensed consolidated interim statement of financial position. The amounts disclosed are contractual cash flows.

In thousands of soles	Carrying amount	Contractual cash flows	Less than 1 year	From 1 to 2 years	From 3 to 5 years	More than 5 years
As of June 30, 2025
Trade accounts payable	920,514	920,514	918,446	2,068	-	-
Other accounts payable (*)	152,615	186,925	102,357	26,385	58,183	-
Loans and borrowings (**)	3,573,771	4,850,078	972,457	666,794	3,143,308	67,519
Lease liabilities	128,541	171,563	41,576	32,341	55,402	42,244
Derivative financial instruments	71,935	83,243	30,871	27,655	24,717	-
	4,847,376	6,212,323	2,065,707	755,243	3,281,610	109,763
As of December 31, 2024
Trade accounts payable	934,006	934,006	931,265	2,741	-	-
Other accounts payable (*)	148,155	174,601	83,955	36,820	53,826	-
Loans and borrowings (**)	3,619,774	5,048,548	1,041,977	650,674	3,288,042	67,855
Lease liabilities	147,888	198,425	43,275	38,391	68,084	48,675
Derivative financial instruments	42,370	51,226	15,895	15,932	19,399	-
	4,892,193	6,406,806	2,116,367	744,558	3,429,351	116,530
(*) They do not include taxes payable, remunerations and other benefits payables.
(**) They include contractual interest.

Summary of Financial Assets and Financial Liabilities Measured at FairValue	It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount					Fair value
In thousands of soles	FVOCI – debt instruments	Fair value hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
As of June 30, 2025
Financial assets measured at fair value
Other investments	112,776	-	-	-	112,776	112,776	-	-	112,776
Derivative financial instruments	-	44,472	-	-	44,472	-	44,472	-	44,472
	112,776	44,472	-	-	157,248	112,776	44,472	-	157,248
Financial assets not measured at fair value
Cash and cash equivalents	-	-	174,661	-	174,661	-	-	-	-
Trade accounts receivable	-	-	1,018,239	-	1,018,239	-	-	-	-
Other assets (*)	-	-	42,034	-	42,034	-	-	-	-
	-	-	1,234,934	-	1,234,934	-	-	-	-
Financial liabilities measured at fair value
Derivative financial instruments	-	71,935	-	-	71,935	-	71,935	-	71,935
	-	71,935	-	-	71,935	-	71,935	-	71,935
Financial liabilities not measured at fair value
Loans and borrowings	-	-	-	3,573,771	3,573,771	-	3,754,513	-	3,754,513
Lease liabilities	-	-	-	128,541	128,541	-	-	-	-
Trade accounts payable	-	-	-	920,514	920,514	-	-	-	-
Other accounts payable (**)	-	-	-	152,615	152,615	-	-	-	-
	-	-	-	4,775,441	4,775,441	-	3,754,513	-	3,754,513
(*) They do not include taxes receivable, prepayments.
(**) They do not include taxes payable, prepayments, labor liabilities
.

	Carrying amount					Fair value
In thousands of soles	FVOCI – debt instruments	Fair value hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
As of December 31, 2024
Financial assets measured at fair value
Other investments	100,510	-	-	-	100,510	100,510	-	-	100,510
Derivative financial instruments	-	67,472	-	-	67,472	-	67,472	-	67,472
	100,510	67,472	-	-	167,982	100,510	67,472	-	167,982
Financial assets not measured at fair value
Cash and cash equivalents	-	-	235,745	-	235,745	-	-	-	-
Trade accounts receivable	-	-	962,457	-	962,457	-	-	-	-
Other assets (*)	-	-	42,063	-	42,063	-	-	-	-
	-	-	1,240,265	-	1,240,265	-	-	-	-
Financial liabilities measured at fair value
Derivative financial instruments	-	42,370	-	-	42,370	-	42,370	-	42,370
	-	42,370	-	-	42,370	-	42,370	-	42,370
Financial liabilities not measured at fair value
Loans and borrowings	-	-	-	3,619,774	3,619,774	-	3,768,101	-	3,768,101
Lease liabilities	-	-	-	147,888	147,888	-	-	-	-
Trade accounts payable	-	-	-	934,006	934,006	-	-	-	-
Other accounts payable (**)	-	-	-	148,155	148,155	-	-	-	-
	-	-	-	4,849,823	4,849,823	-	3,768,101	-	3,768,101
(*) They do not include taxes receivable and prepayments.
(**) They do not include taxes payable, prepayments and labor liabilities
.